Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of Earnings Per Share Anti-Diluted

The following financial instruments were not included in the diluted loss per share calculation as of March 31, 2018 and 2017 because their effect was anti-dilutive:

	As of March 31,
	2018	2017
Warrants to purchase common stock	62,064,634	105,610,725
Series B Convertible Preferred stock	-	225,848,200
Series C-1 Convertible Preferred stock	10,000,800	-
Total	72,065,434	331,458,925

The following financial instruments were not included in the diluted loss per share calculation as of December 31, 2017 and 2016 because their effect was anti-dilutive:

	As of December 31,
	2017	2016
Warrants to purchase common stock	62,064,634	268,788,732
Convertible notes	-	50,198,041
Favored Nations	-	108,747,774
Series B Convertible Preferred stock	5,175,400	-
Series C-1 Convertible Preferred stock	10,000,800	-
Total	77,240,834	427,734,547